Subsequent Events (Details Textual) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 03, 2014	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 01, 2015	Oct. 01, 2014	Apr. 30, 2014	Nov. 06, 2014	Apr. 01, 2014
Total Shares Authorized	26,000,000
Common Stock, Shares Authorized	25,000,000	25,000,000	25,000,000
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Payments to Acquire Businesses, Gross	$ 11,975,000
Floor Price Per Share for Conversion of Debt		$ 7.00
Repayments of Debt		0	556,000
Debt Instrument, Maturity Date, Description		(i) the fair market value of the Common Stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50 .
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				3.50%
Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate				0.50%
Scenario, Forecast [Member]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two								7,500,000
Minimum Fixed Charge Ratio, Start Range					1.10		1.10	1.20
Minimum Fixed Charge Ratio, End Range					1.00		1.00	1.00	1.00
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One									5,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three							11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four						12,000,000
Parent Company [Member]
Percentage of Common Stock Issued and Outstanding				4.75%
JR Licensing, LLC [Member] | Scenario, Forecast [Member]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two								4,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One									3,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three							5,000,000	4,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four							5,000,000
New Loan Amendment [Member] | IM Brands, LLC [Member] | Scenario, Forecast [Member]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two								9,000,000
Percentage of Cash Flow Recapture Considered for Prepayment of Secured Debt								50.00%
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One									6,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three							11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four						12,500,000
New Loan Amendment [Member] | JR Licensing, LLC [Member] | Scenario, Forecast [Member]
Repayments of Debt								1,000,000
Percentage Of Prepayment Of Loan								20.00%
Judith Ripka Berk [Member]
Payments to Acquire Businesses, Gross										1,200,000	1,000,000
Stock Issued During Period, Shares, Acquisitions				571,429
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.001
Maximum Earn-Outs Payable	5,000,000
Debt Instrument, Maturity Date, Description	5-year term loan
Judith Ripka Berk [Member] | Demand Notes [Member]
Debt Instrument, Face Amount				6,000,000
Equity Incentive Plan 2011 [Member]
Common Stock Eligible For Issuance	5,000,000	5,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant	614,033	2,095,758
Common Stock [Member]
Common Stock, Shares Authorized	25,000,000
Stock Issued During Period, Shares, Acquisitions	571,429
Preferred Stock [Member]
Preferred Stock, Shares Authorized	1,000,000
Subsequent Event [Member]
Total Shares Authorized													36,000,000
Guaranty Of Outstanding Loan		13,000,000
Minimum Net Worth Required for Compliance				31,000,000
Minimum Liquidity Covenants				3,000,000
Subsequent Event [Member] | Director [Member]
Agreed Officers Compensation		18,000
Subsequent Event [Member] | Executive Vice President [Member] | First Year of Employment Agreement [Member]
Officers' Compensation		250,000
Subsequent Event [Member] | Executive Vice President [Member] | Second Year of Employment Agreement [Member]
Officers' Compensation		250,000
Subsequent Event [Member] | Executive Vice President [Member] | Third Year of Employment Agreement [Member]
Officers' Compensation		500,000
Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				3.50%
Subsequent Event [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate				0.50%
Subsequent Event [Member] | Parent Company [Member]
Percentage of Common Stock Issued and Outstanding				4.75%
Subsequent Event [Member] | Chief Design Officer [Member]
Base Salary														750,000
Non Accountable Expenses												114,000
Payments for Rent, Monthly												1,000
Subsequent Event [Member] | New Loan Amendment [Member]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two								7,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One									5,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three							11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four						12,000,000
Minimum Net Worth Required for Compliance				31,000,000
Maximum Capital Expenditures of Guarantor and its Subsidiaries												1,300,000
Subsequent Event [Member] | Judith Ripka Berk [Member]
Payments to Acquire Businesses, Gross		12,000,000
Stock Issued During Period, Shares, Acquisitions		571,429
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.001
Required Royalties For Payment Of Earnouts		1,000,000
Maximum Earn-Outs Payable		5,000,000
Debt Instrument, Maturity Date, Description		5-year term loan
Subsequent Event [Member] | Judith Ripka Berk [Member] | Demand Notes [Member]
Debt Instrument, Face Amount		6,000,000
Debt Instrument, Term		5 years
Subsequent Event [Member] | Restricted Stock [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Restricted Shares On Grant Date Fair Value		$ 3,300,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		825,000
Non Option Equity Instruments Vesting Conditions		The vesting date of 550,000 shares of restricted stock is July 1, 2014, and the remaining 275,000 shall vest evenly over the periods ending September 30, 2014, 2015 and 2016, provided, however, that each such grantee has the right to extend the vesting dates by six-month increments in their sole discretion, prior to the date the restrictions would lapse
Subsequent Event [Member] | Equity Incentive Plan 2011 [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant													2,000,000
Subsequent Event [Member] | Equity Incentive Plan 2011 [Member] | Minimum [Member]
Common Stock Eligible For Issuance													5,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant													2,000,000
Subsequent Event [Member] | Equity Incentive Plan 2011 [Member] | Minimum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant													2,000,000
Subsequent Event [Member] | Equity Incentive Plan 2011 [Member] | Maximum [Member]
Common Stock Eligible For Issuance													8,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant													5,000,000
Subsequent Event [Member] | Equity Incentive Plan 2011 [Member] | Maximum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant													5,000,000
Subsequent Event [Member] | Common Stock [Member]
Common Stock, Shares Authorized													35,000,000
Subsequent Event [Member] | Preferred Stock [Member]
Preferred Stock, Shares Authorized													1,000,000